BANK LOANS AND OTHER BORROWINGS (Details)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 28, 2022	Sep. 23, 2022	Jul. 22, 2022	May 25, 2022	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 16, 2022	Mar. 10, 2022	Sep. 13, 2021	Jul. 12, 2021	Mar. 31, 2021 CNY (¥)	May 02, 2020
BANK LOANS AND OTHER BORROWINGS
Bank loans due within one year	¥ 163,641,078	$ 23,048,688					¥ 111,733,754	$ 17,600,856
Long-term bank loans	283,992,000	40,000,000					253,928,000	40,000,000					¥ 1,103,609
Total bank loans	447,633,078	63,048,688					365,661,754	57,600,856					1,103,609
China Guangfa Bank Co., Ltd. Shenyang Branch
BANK LOANS AND OTHER BORROWINGS
Bank loans due within one year	¥ 35,509,492	$ 5,001,478					¥ 46,456,142	$ 7,318,002
Interest Rate	5.66%	5.66%					5.66%	5.66%		5.655%	5.655%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch
BANK LOANS AND OTHER BORROWINGS
Bank loans due within one year	¥ 81,486,261	$ 11,477,261					¥ 64,647,870	$ 10,183,654
Interest Rate	5.30%	5.30%		5.30%			5.30%	5.30%				5.30%
Citi Bank
BANK LOANS AND OTHER BORROWINGS
Bank loans due within one year							¥ 234,743	$ 36,978
Long-term bank loans													¥ 1,103,609
Interest Rate	1.00%	1.00%					1.00%	1.00%						1.00%
R-Bridge Healthcare Fund, LP
BANK LOANS AND OTHER BORROWINGS
Bank loans due within one year							¥ 394,999	$ 62,222
Long-term bank loans	¥ 283,992,000	$ 40,000,000					¥ 253,928,000	$ 40,000,000
Interest Rate	4.00%	4.00%					4.00%	4.00%	4.00%
China Citic Bank - Shenyang Branch
BANK LOANS AND OTHER BORROWINGS
Bank loans due within one year	¥ 34,295,325	$ 4,830,464
Interest Rate	5.20%	5.20%			5.20%
China Citic Bank - Shenyang Branch, Letter of credit facility
BANK LOANS AND OTHER BORROWINGS
Interest Rate	3.25%	3.25%				3.25%
China Construction Bank - Shenyang Branch
BANK LOANS AND OTHER BORROWINGS
Bank loans due within one year	¥ 12,350,000	$ 1,739,485
Interest Rate	4.00%	4.00%	4.00%